Organization and Nature of Planned Business: (Details Textual) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001